UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Twelve months ended September 30, 2010

Item 1.  Report to Stockholders.

Calvert Social

Index Fund

Annual Report

September 30, 2010

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TABLE
OF CONTENTS

1	President’s Letter
4	SRI Update
6	Portfolio Management Discussion
11	Shareholder Expense Example
13	Report of Independent Registered Accounting Firm
14	Statement of Net Assets
32	Statement of Operations
33	Statements of Changes in Net Assets
35	Notes to Financial Statements
42	Financial Highlights
47	Explanation of Financial Tables
49	Proxy Voting and Availability of Quarterly Portfolio Holdings
50	Director and Officer Information Table

Dear Shareholder:

Over the 12-month reporting period, the U.S. financial markets and economy continued to recover, in fits and starts, from the “Great Recession.” As economic data vacillated between good and bad news on employment, housing trends, business strength, and consumer confidence, market volatility and investor sentiment also see-sawed.

During the winter, investors became less risk averse, pouring money into higher-yielding areas of the bond market as well as stocks, which reached 18-month highs in March. Later in the spring, however, investor sentiment took an abrupt turn as confidence in the   global economic recovery waned and fears of a double-dip recession grew. Following a dismal August for the stock market, September saw a surge in stock prices lifted by strong corporate earnings reports and renewed investor interest in bargain-priced stocks. In the bond market, Treasury yields moved lower over the 12-month reporting period and corporate bonds generally performed well.

Economic Recovery Slow But on Track

Looking ahead, the pace of economic recovery has clearly slowed, causing Federal Reserve (Fed) Chairman Ben Bernanke to say that the Fed stands ready to use all of the tools at its disposal to reinvigorate the U.S. economy.  In our view, while the country faces sobering challenges related to the unemployment rate, high levels of government debt, and the stumbling housing market, we also see encouraging signs of economic recovery. Overall, companies have strong balance sheets and cash positions, have reported stronger-than-expected corporate earnings, and are investing in their businesses. Consumers are generally “deleveraging” by saving more and paying down their debt.  Financial reform is under way in the U.S. that may help reassure investors and stabilize the markets. Globally, central banks around the world are continuing to pursue extremely accommodative monetary policies to encourage economic recovery.

In this transitional environment, we believe that both the equity and fixed-income markets are likely to continue to be somewhat volatile. In our view, investment strategies that include sustainability criteria may be better positioned to weather these uncertainties and provide long-term value.

Markets Challenged, But Gain Ground

Despite the volatility over the course of the 12-month reporting period, domestic and international stocks had moved solidly ahead by the end of the period. U.S. stock indexes reported 12-month gains across all styles, strategies, and capitalization ranges. The large-cap Russell 1000 Index and the Standard & Poor’s 500 Index returned 10.75% and 10.16%, respectively. Mid-cap stocks were the top-performing category, with the Russell Midcap Index up 17.54%, while the small-cap Russell 2000 Index rose 13.35%. In terms of style, growth stocks moderately outpaced value stocks. On the international front, the MSCI EAFE Investable Market Index (IMI), a benchmark for international stocks, edged up 4.23%, and the MSCI Emerging Markets IMI was up 21.97%.

In the fixed-income markets, the Barclays Capital U.S. Credit Index, a market barometer for investment-grade bonds, was up 11.67%. In line with the Fed’s federal funds rate target of  0% to 0.25%, money market returns remained very low.

The Gulf of Mexico Oil Spill and the Extractives Industry

In the wake of the April 20 oil spill in the Gulf of Mexico, Americans have continued to grapple with the devastation caused by the spill and its long-term environmental, societal, and economic implications. Calvert shares the concern and the frustration felt by the millions of people affected by this tragedy.

Following the spill, Calvert met with BP officials, urging BP not only to clean up the current spill, but also to implement stronger safety and process management standards for its contractors. We are also evaluating how our advocacy objectives with deepwater oil-drilling companies may help prevent such disasters in the future.

In terms of extraction methodologies, Calvert has long recognized that as readily accessible supplies of oil and gas dry up, companies may be forced to seek mineral resources in countries with poor governance, weak rule of law, and high levels of corruption. Accordingly, over the past two years, we have been a leading advocate for transparency requirements for extractive industries. In July, the U.S. Congress passed legislation requiring companies to disclose payments that they make to the U.S. or foreign governments for the purpose of commercial development of oil, natural gas, or minerals. We believe this legislation is a milestone toward helping advance environmental sustainability in this industry.

In our view, the oil spill also underlines the urgency for expanded investment—with greater federal incentives—in alternative energy sources.

Financial Reform Under Way

Looking ahead, long-awaited financial reform is under way with Congressional passage of the largest financial reform bill since the Great Depression. The Dodd-Frank Wall Street Reform and Consumer Protection Act (Dodd-Frank Act) is designed to address inadequate regulation of Wall Street firms and the type of unrestrained environment that contributed to the credit crisis of 2008 and the ensuing global market meltdown. The Dodd-Frank Act seeks to establish strong consumer protections, shield taxpayers from future corporate bailouts, shine a light on the “shadow markets” and derivatives trading, and expand the role of shareholders in corporate governance. While these goals are laudable, the impact of the Dodd-Frank Act on the financial industry—and ultimately its ability to prevent another financial crisis—must stand the test of time.

As the Obama administration and Congress work to implement key financial reforms, we believe that over time these efforts may work to redress some systemic imbalances in the financial system and provide additional stability to the economy and markets.

Review Your Portfolio Allocations

In our view, the financial markets are likely to be in transition for some time as the government tackles financial reform, the global economy continues to recover, and political elections in the U.S. impact a variety of government policies. Now may be an opportune time to review your overall investment strategy and portfolio allocations with your financial advisor. Check to ensure that your target mix of U.S. and international stocks, bonds, and cash is well-diversified and appropriate given your investment goals, stage of life, and attitude toward risk.

For up-to-date economic and market commentary from Calvert professionals, along with information on current Calvert sustainability initiatives, please visit our website,
www.calvert.com.

As always, we appreciate your investing with Calvert.

Sincerely,

/s/Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
October 2010

sri update

from the Calvert Sustainability Research Department

As the fallout from the financial crisis continues to prove, responsible management of environmental, social, and governance (ESG) factors isn’t just “nice to do”—it’s essential to keeping our companies and our economy healthy and strong. Therefore, Calvert continues to work hard to ensure that you have a say in charting new paths to a more prosperous future.

Shareholder Advocacy

For the 2010 proxy season, Calvert filed a record 45 resolutions—including 30 as the lead filer. Issues covered by the resolutions focused on climate change, board and employee diversity, executive compensation, sustainability reporting, and political contributions. Thus far, we have negotiated 31 successful withdrawals after the companies have agreed to address our objectives.

The resolutions featured two new issues this year—climate change adaptation and board chair independence. Our resolutions on the first topic  asked Kroger and Dover Corporation to report on how each plans to assess and manage the business impacts of climate change. Dover management agreed, so the resolution was successfully withdrawn. At Kroger, the resolution received strong support with 40% of shareholders voting in favor of it.

The second new issue recommended that Chesapeake Energy and Eaton Corporation separate the Board of Directors Chair and CEO positions to strengthen the Board’s oversight of company management and accountability to shareholders (which is emerging as a corporate governance best practice). Both resolutions were successfully withdrawn after management agreed to appoint a Lead Independent Director.

Community Investments

Many of our Funds participate in Calvert’s High Social Impact Investing program, which is administered through the Calvert Social Investment Foundation. This community investment program may allocate a small percentage of Fund assets at below-market interest rates to investments that provide economic opportunity for struggling populations.1

The Foundation recently launched its Green Strategies to Fight Poverty™  investment initiative, which allows investors to target their Community Investment Note investments to organizations and projects that both fight poverty and protect the environment.

Special Equities

A modest but important portion of certain funds is allocated to small private companies that are developing products or services that address important sustainability or environmental issues.  CSIF Equity Portfolio has invested in Marrone Bio Innovations, which uses bio-based systems to control pests and weeds and recently received emergency-use approval from the EPA to sell its new invasive mussel control system in certain areas of the western U.S. The company also submitted a second organic herbicide product, for use on both organic and industrial farms, for approval to the EPA.

Calvert Large Cap Growth Fund invested in the Berkeley Renewable Energy Asia Fund, which brings power to areas of the world without access to a central power grid. Led by a management team with a long history in the industry, Berkeley mitigates construction risk by helping communities build the plants and then selling them to a service provider once they’re up and running.2

1   As of September 30, 2010, Calvert Social Investment Foundation Community Investment Notes represented the following percentages of Fund net assets: Calvert Social Investment Fund (CSIF) Balanced Portfolio 0.94%, CSIF Bond Portfolio 0.34%, CSIF Equity Portfolio 0.52%, Calvert Capital Accumulation Fund 1.29%, Calvert World Values International Equity Fund 1.19%, Calvert New Vision Small Cap Fund 0.78%, and Calvert Large Cap Growth Fund 0.56%. The Calvert Social Investment Foundation is a 501(c)(3) nonprofit organization. The Foundation’s Community Investment Note Program is not a mutual fund and should not be confused with any Calvert Group-sponsored investment product.

2   As of September 30, 2010, Marrone Bio Innovations represented 0.05% of CSIF Equity Portfolio; Berkeley Renewable Energy Asia Fund represented 0.002% of Calvert Large Cap Growth Fund. All holdings are subject to change without notice.

As of September 30, 2010, the following companies represented the following percentages of Fund net assets: Kroger represented 0% of all Calvert SRI funds. Dover Corporation represented 0.15% of Calvert Social Index Fund. Chesapeake Energy represented 0.22% of CSIF Balanced Portfolio, 0.79% of CSIF Bond Portfolio, and 0.22% of Calvert Social Index Fund. Eaton Corporation represented 0.52% of CSIF Enhanced Equity Portfolio and 0.20% of Calvert Social Index Fund. All holdings are subject to change without notice.

calvert social index fund

September 30, 2010

Investment Performance
(total return at NAV*)

	6 Months	12 Months
	ended 9/30/10	ended 9/30/10
Class A	-2.78%	9.06%
Class B	-3.28%	7.94%
Class C	-3.19%	8.04%
Class I	-2.47%	9.62%
Calvert Social Index	-2.43%	9.86%
Lipper Multi-Cap Core Funds Average	-1.03%	9.95%

Ten Largest Stock Holdings

% of Net Assets
Apple, Inc.	3.8%
Microsoft Corp.	2.8%
Johnson & Johnson	2.5%
Procter & Gamble Co.	2.5%
AT&T, Inc.	2.5%
International Business Machines Corp.	2.5%
JPMorgan Chase & Co.	2.2%
Bank of America Corp.	1.9%
Google, Inc.	1.9%
Cisco Systems, Inc.	1.9%
Total	24.5%

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

Portfolio Management Discussion

Natalie A. Trunow

Senior Vice President, Chief Investment Officer - Equities

Calvert Asset Management Company

Performance

Calvert Social Index Fund Class A shares (at NAV) returned 9.06% for the 12-month period ended September 30, 2010.  The Fund underperformed its benchmark, the Calvert Social Index (CSI), which posted a return of 9.86% for the period.  The difference was primarily the result of fund expenses, which an index does not incur.

Investment Climate

After a year of uncertainty about global economic recovery, markets worldwide ended the reporting period in positive territory. In the U.S., the Standard & Poor’s 500 and Russell 1000 Indices returned 10.16% and 10.75%, respectively. Abroad, the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) rose 3.71% and the MSCI Emerging Markets Index gained 4.23%.

In general, growth stocks outperformed value stocks, as the Russell 1000 Growth Index outperformed the Russell 1000 Value Index with a return of 12.65% versus 8.90%.  Mid-cap stocks were the best-performing domestic asset class for the year with a return of 17.54%, besting both large-cap stocks and the small-cap stocks of the Russell 2000 Index, which returned 13.35%.1

Overall, markets have largely built on the rally that started in early March 2009 as investors fluctuated between optimism and uncertainty about the sustainability of an economic recovery, including fears of a double-dip recession. However, we saw some market disruption, particularly sharp sell-offs in the second quarter of 2010, as the uncertainty escalated, causing the re-pricing of risk in both equity and fixed-income assets.

Dramatic downgrades in the sovereign creditworthiness of Greece, Spain, and Dubai  rattled global financial markets in the spring of 2010--leading many to question the overall strength of the euro-zone’s economic recovery. In response, several European Union countries implemented austerity programs to slash their budget deficits and slow economic growth, and a new set of rules to toughen European banks’ capital and liquidity requirements was introduced.

China had some success with its attempt to engineer a soft landing for its overheated economy, which should improve global growth prospects--especially since it is now the world’s second-largest economy, eclipsing Japan in the second quarter of 2010, according to gross domestic product (GDP) data.

In the U.S., economic news throughout the period suggested a slow and sometimes uneven recovery was underway.  GDP growth in the fourth quarter of 2009 turned positive for the first time since the second quarter of 2008, largely due to government stimulus efforts designed to increase consumer spending and inventory rebuilding. However, economic recovery in the second half of 2010 has been slower than most original forecasts, with early estimates of 2.4% for the second quarter of 2010 lowered to 1.7%.

Several conflicting trends have contributed to this slowdown. On the positive side, corporations have reported higher-than-expected earnings this year. Corporate sector strength also continues to boost company balance sheets and cash flow, fueling strong merger and acquisition (M&A) activity.  Unfortunately, while M&A activity benefits many of the businesses involved and their stock prices,  the net outcome is usually a reduction in the workforce, which exacerbates the already high unemployment rate.

The housing market improved for a time as home prices stabilized and purchases increased, but fell again after the first-time homebuyer credit expired. Depressed home prices and shrinking home equity, not to mention the uncertainties in the foreclosure process, weighed on consumers’ shaky confidence. Since consumer spending makes up 75% of the economy, recovery will remain slow until consumers become more comfortable. In the meantime, consumers continued to take on less debt, spend less, and save more.

Budget deficit levels are at unprecedented highs and remain a risk area. Despite the positive inflation numbers, the Federal Reserve (Fed) has maintained its commitment to keep interest rates low and away from deflationary territory.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy, with the objective of matching the day-to-day performance of the CSI as closely as possible. We do this by buying all, or virtually all, of the stocks in the CSI and holding them in the same proportion. Variation in the Fund’s total return generally reflects the variation in the total return of the CSI.

The Fund and the Index had positive returns in nine of ten economic sectors, with only the Financials sector losing ground.  Information Technology, Financials, Health Care, and Consumer Discretionary are the four largest sectors in the CSI, accounting for more than 70% of its value, on average, over the reporting period.  Therefore, performance in these sectors has a significant impact on overall performance.

Consumer Discretionary was the best-performing sector, up more than 26%, and Information Technology also produced good returns with a gain of more than 10%.  The decline of 4% in the Financials sector was the biggest drag on performance, while Health Care managed to produce a return of 8%.

Other top-performing sectors in the CSI included Industrials and Utilities.  Weaker returns came from the Energy, Consumer Staples, and Health Care sectors, although each of these still increased more than 6%.

Outlook

We believe that, given relative valuations and capital flows, the sharp outperformance of bonds versus equities over the past several months is bound to reverse, with equities likely outperforming bonds over the next six to 18 months. In September, equity markets looked more attractive relative to bonds than they have since 1993 (except for the market bottom in March of 2009), with 10-year Treasuries yielding 2.51% versus the Dow Jones Industrial Average’s dividend yield of 2.6%, and an attractive forward price/earnings multiple of 12.2.

The economy has slowed, but sustained economic recovery continues. As we have said in the past, we don’t believe negative GDP growth is likely, which would constitute a double-dip recession. While we anticipate a somewhat more challenged earnings environment later this year, we believe that corporate sector strength is likely to persist and continue to support the overall economic recovery. Overall, our outlook continues to call for a slow, gradual pace to the economic recovery and a generally positive environment for stock picking, barring any major geopolitical calamities.

October 2010

1 Mid-cap stocks are represented by the Russell Mid Cap Index. Large cap stocks are represented by the Russell 1000 Index, which returned 10.75%.

calvert social index fund

September 30, 2010

Average Annual Total Returns

Class A Shares	(with max. load)

One year	3.92%
Five year	-1.44%
Ten year	-3.12%

Class B Shares	(with max. load)

One year	2.94%
Five year	-1.67%
Ten year	-3.63%

Class C Shares	(with max. load)
One year	7.04%
Five year	-1.46%
Ten year	-3.61%

Class I Shares
One year	9.62%
Five year	0.06%
Ten year	-2.21%

Economic
Sectors	% of total investments
Consumer Discretionary	11.1%
Consumer Staples	9.1%
Energy	2.5%
Financials	18.6%
Government	2.6%
Health Care	11.3%
Industrials	8.3%
Information Technology	30.0%
Materials	1.7%
Telecommunication Services	3.7%
Utilities	1.1%
Total	100%

Growth of $10,000

The graph below shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds without 10-year records). The results shown are for Classes A, B, C and I shares and reflect the deduction of the maximum front-end sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends.  The result is compared with benchmarks that include a broad based market index and a Lipper peer group average.  Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges.  The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s/Portfolio’s distributions or the redemption of the Fund/Portfolio shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com.  The gross expense ratio from the current prospectus for Class A shares is 1.16%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.  Performance data quoted already reflects the deduction of the Fund’s/Portfolio’s operating expenses.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts).  If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period* 4/1/10 - 9/30/10
Class A Actual	$1,000.00	$972.20	$3.71
Hypothetical	$1,000.00	$1,021.31	$3.80
(5% return per year before expenses)

Class B Actual	$1,000.00	$967.20	$8.63
Hypothetical	$1,000.00	$1,016.29	$8.85
(5% return per year before expenses)

Class C Actual	$1,000.00	$968.10	$8.63
Hypothetical	$1,000.00	$1,016.29	$8.85
(5% return per year before expenses)

Class I Actual	$1,000.00	$975.30	$1.04
Hypothetical	$1,000.00	$1,024.02	$1.07
(5% return per year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of .75%, 1.75%, 1.75%, and .21% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

report of independent registered public accounting firm

The Board of Directors of the Calvert Social Index Series, Inc. and Shareholders of Calvert Social Index Fund:

We have audited the accompanying statement of net assets of the Calvert Social Index Fund (the Fund), the sole series of the Calvert Social Index Series, Inc., as of September 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with custodians and brokers or other appropriate auditing procedures.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Calvert Social Index Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/KPMG LLP
Philadelphia, Pennsylvania
November 24, 2010

Statement of Net Assets

september 30, 2010

Equity
Securities - 97.4% Aerospace & Defense - 0.2%		Shares	Value
BE Aerospace, Inc.*		1,517	$45,980
Hexcel Corp.*		1,582	28,144
Rockwell Collins, Inc.		2,560	149,120
Spirit AeroSystems Holdings, Inc.*		1,668	33,243
			256,487

Air Freight & Logistics - 1.4% C.H. Robinson Worldwide, Inc.		2,730	190,882
Expeditors International of Washington, Inc.		3,508	162,175
FedEx Corp.		4,726	404,073
United Parcel Service, Inc., Class B		11,603	773,804
			1,530,934

Airlines - 0.4% Alaska Air Group, Inc.*		581	29,648
Continental Airlines, Inc., Class B*		2,199	54,623
Delta Air Lines, Inc.*		12,718	148,038
JetBlue Airways Corp.*		3,981	26,633
Southwest Airlines Co.		12,005	156,905
US Airways Group, Inc.*		2,618	24,217
			440,064

Auto Components - 0.5% BorgWarner, Inc.*		1,853	97,505
Gentex Corp.		2,196	42,844
Johnson Controls, Inc.		10,905	332,602
TRW Automotive Holdings Corp.*		1,346	55,940
			528,891

Automobiles - 0.1% Harley-Davidson, Inc.		3,832	108,982

Beverages - 1.7% Dr Pepper Snapple Group, Inc.		3,882	137,889
Hansen Natural Corp.*		1,107	51,608
PepsiCo, Inc.		25,856	1,717,873
			1,907,370

Biotechnology - 2.2% Acorda Therapeutics, Inc.*		565	18,656
Alexion Pharmaceuticals, Inc.*		1,474	94,867
Amgen, Inc.*		15,568	857,953
Amylin Pharmaceuticals, Inc.*		2,041	42,555
Biogen Idec, Inc.*		3,695	207,363
Cubist Pharmaceuticals, Inc.*		861	20,139
Dendreon Corp.*		2,340	96,361
Genzyme Corp.*		4,141	293,141
Equity Securities - Cont’d Biotechnology - Cont’d		Shares	Value
Gilead Sciences, Inc.*		13,629	$485,329
Human Genome Sciences, Inc.*		3,044	90,681
Incyte Corp. Ltd.*		1,835	29,342
Myriad Genetics, Inc.*		1,471	24,139
Onyx Pharmaceuticals, Inc.*		990	26,116
Regeneron Pharmaceuticals, Inc.*		1,046	28,660
United Therapeutics Corp.*		809	45,312
Vertex Pharmaceuticals, Inc.*		3,325	114,945
			2,475,559

Building Products - 0.1% Lennox International, Inc.		833	34,728
Masco Corp.		5,739	63,187
Owens Corning*		1,818	46,595
			144,510

Capital Markets - 3.2% Affiliated Managers Group, Inc.*		830	64,748
Bank of New York Mellon Corp.		19,639	513,167
BlackRock, Inc.		679	115,600
Charles Schwab Corp.		15,726	218,591
E*Trade Financial Corp.*		3,302	48,011
Eaton Vance Corp.		1,856	53,898
Federated Investors, Inc., Class B		1,584	36,052
Franklin Resources, Inc.		2,531	270,564
Goldman Sachs Group, Inc.		7,005	1,012,783
Greenhill & Co., Inc.		478	37,915
Invesco Ltd.		7,608	161,518
Janus Capital Group, Inc.		2,860	31,317
Jefferies Group, Inc.		1,749	39,685
Legg Mason, Inc.		2,337	70,834
Northern Trust Corp.		3,973	191,658
SEI Investments Co.		2,485	50,545
State Street Corp.		8,036	302,636
Stifel Financial Corp.*		577	26,709
T. Rowe Price Group, Inc.		4,209	210,724
TD Ameritrade Holding Corp.*		3,769	60,869
Waddell & Reed Financial, Inc.		1,372	37,538
			3,555,362

Chemicals - 1.2% Air Products & Chemicals, Inc.		3,208	265,686
Airgas, Inc.		1,159	78,754
Ecolab, Inc.		3,829	194,283
H.B. Fuller Co.		726	14,426
International Flavors & Fragrances, Inc.		1,253	60,796
Lubrizol Corp.		1,105	117,097
Nalco Holding Co.		2,094	52,790
Praxair, Inc.		5,012	452,383
Sensient Technologies Corp.		767	23,386
Sigma-Aldrich Corp.		1,671	100,895
			1,360,496

Equity Securities - Cont’d Commercial Banks - 4.8%		Shares	Value
Associated Banc-Corp.		2,652	$34,980
BancorpSouth, Inc.		1,249	17,711
Bank of Hawaii Corp.		760	34,139
BB&T Corp.		11,238	270,611
BOK Financial Corp.		433	19,541
CapitalSource, Inc.		4,823	25,755
CIT Group, Inc.*		2,881	117,602
City National Corp.		786	41,713
Comerica, Inc.		2,902	107,809
Commerce Bancshares, Inc.		1,217	45,747
Cullen/Frost Bankers, Inc.		905	48,752
East West Bancorp, Inc.		2,404	39,137
Fifth Third Bancorp		12,877	154,910
First Horizon National Corp.*		3,681	42,000
FirstMerit Corp.		1,651	30,246
Fulton Financial Corp.		3,246	29,409
Glacier Bancorp, Inc.		1,123	16,396
Huntington Bancshares, Inc.		11,520	65,318
IBERIABANK Corp.		434	21,691
KeyCorp		14,462	115,118
M&T Bank Corp.		1,404	114,861
Marshall & Ilsley Corp.		8,299	58,425
PNC Financial Services Group, Inc.		8,549	443,779
Popular, Inc.*		16,621	48,201
Prosperity Bancshares, Inc.		734	23,833
Regions Financial Corp.		20,412	148,395
SunTrust Banks, Inc.		8,107	209,404
SVB Financial Group*		649	27,466
Synovus Financial Corp.		10,724	26,381
TCF Financial Corp.		2,111	34,177
UMB Financial Corp.		499	17,720
Umpqua Holdings Corp.		1,841	20,877
United Bankshares, Inc.		646	16,079
US Bancorp		31,074	671,820
Valley National Bancorp		2,584	33,334
Webster Financial Corp.		1,070	18,789
Wells Fargo & Co.		79,643	2,001,429
Westamerica Bancorporation		469	25,556
Wilmington Trust Corp.		1,405	12,617
Zions Bancorporation		2,817	60,171
			5,291,899

Commercial Services & Supplies - 0.2% Avery Dennison Corp.		1,706	63,327
Covanta Holding Corp.		2,075	32,681
Herman Miller, Inc.		868	17,082
Pitney Bowes, Inc.		3,315	70,875
RR Donnelley & Sons Co.		3,274	55,527
United Stationers, Inc.*		379	20,280
			259,772

Equity Securities - Cont’d Communications Equipment - 3.9%		Shares	Value
Adtran, Inc.		975	$34,417
Arris Group, Inc.*		1,858	18,153
Ciena Corp.*		1,483	23,090
Cisco Systems, Inc.*		93,742	2,052,950
CommScope, Inc.*		1,540	36,560
F5 Networks, Inc.*		1,293	134,226
Harris Corp.		2,151	95,268
InterDigital, Inc.*		683	20,224
JDS Uniphase Corp.*		3,528	43,712
Juniper Networks, Inc.*		8,580	260,403
Motorola, Inc.*		34,914	297,816
Plantronics, Inc.		774	26,146
Polycom, Inc.*		1,330	36,282
QUALCOMM, Inc.		26,088	1,177,091
Riverbed Technology, Inc.*		1,155	52,645
Tellabs, Inc.		5,458	40,662
			4,349,645

Computers & Peripherals - 6.9%
Apple, Inc.*		14,737	4,181,624
Dell, Inc.*		28,047	363,489
Diebold, Inc.		1,091	33,919
EMC Corp.*		33,152	673,317
Hewlett-Packard Co.		38,113	1,603,414
Lexmark International, Inc.*		1,250	55,775
NCR Corp.*		2,515	34,279
NetApp, Inc.*		5,777	287,637
QLogic Corp.*		1,782	31,435
SanDisk Corp.*		3,785	138,720
Seagate Technology plc*		7,668	90,329
Western Digital Corp.*		3,702	105,100
			7,599,038

Construction & Engineering - 0.1% AECOM Technology Corp.*		1,585	38,452
EMCOR Group, Inc.*		1,057	25,991
Quanta Services, Inc.*		3,334	63,613
			128,056

Construction Materials - 0.0% Eagle Materials, Inc.		678	16,069

Consumer Finance - 1.1% American Express Co.		17,303	727,245
Capital One Financial Corp.		7,417	293,342
Discover Financial Services		8,951	149,303
SLM Corp.*		7,996	92,354
			1,262,244

Equity Securities - Cont’d Containers & Packaging - 0.3%		Shares	Value
AptarGroup, Inc.		1,002	$45,761
Bemis Co., Inc.		1,722	54,674
Owens-Illinois, Inc.*		2,662	74,696
Sealed Air Corp.		2,520	56,650
Sonoco Products Co.		1,585	53,002
			284,783

Distributors - 0.1% Genuine Parts Co.		2,624	117,004

Diversified Consumer Services - 0.2% Coinstar, Inc.*		493	21,194
DeVry, Inc.		987	48,570
ITT Educational Services, Inc.*		589	41,389
Sotheby’s		1,050	38,661
Strayer Education, Inc.		223	38,914
			188,728

Diversified Financial Services - 4.8% Bank of America Corp.		161,511	2,117,409
CME Group, Inc.		1,084	282,328
IntercontinentalExchange, Inc.*		1,211	126,816
JPMorgan Chase & Co.		64,571	2,458,218
Moody’s Corp.		3,358	83,883
NYSE Euronext		4,263	121,794
The NASDAQ OMX Group, Inc.*		2,645	51,392
			5,241,840

Diversified Telecommunication Services - 2.9%
AT&T, Inc.		96,556	2,761,501
CenturyLink, Inc.		4,945	195,130
Frontier Communications Corp.		16,324	133,367
tw telecom, Inc.*		2,377	44,141
Windstream Corp.		7,955	97,767
			3,231,906

Electric Utilities - 0.1%
Cleco Corp.		966	28,613
Hawaiian Electric Industries, Inc.		1,459	32,886
IDACORP, Inc.		751	26,976
ITC Holdings Corp.		799	49,737
Portland General Electric Co.		1,189	24,113
			162,325

Electrical Equipment - 1.3% Acuity Brands, Inc.		658	29,110
American Superconductor Corp.*		604	18,784
AMETEK, Inc.		1,690	80,731
Baldor Electric Co.		701	28,321
Belden, Inc.		752	19,838
Brady Corp.		763	22,257
Cooper Industries plc		2,746	134,362
Emerson Electric Co.		12,271	646,191
Equity Securities - Cont’d Electrical Equipment - Cont’d		Shares	Value
General Cable Corp.*		778	$21,099
GrafTech International Ltd.*		1,905	29,775
Hubbell, Inc., Class B		827	41,970
Regal-Beloit Corp.		580	34,040
Rockwell Automation, Inc.		2,329	143,769
Roper Industries, Inc.		1,545	100,703
Thomas & Betts Corp.*		849	34,826
Woodward Governor Co.		942	30,540
			1,416,316

Electronic Equipment & Instruments - 1.5% Agilent Technologies, Inc.*		5,743	191,644
Amphenol Corp.		2,856	139,887
Anixter International, Inc.*		477	25,753
Arrow Electronics, Inc.*		1,907	50,974
Avnet, Inc.*		2,411	65,121
Benchmark Electronics, Inc.*		976	16,006
Corning, Inc.		25,423	464,732
Dolby Laboratories, Inc.*		883	50,163
Flextronics International Ltd.*		12,928	78,085
FLIR Systems, Inc.*		2,516	64,661
Ingram Micro, Inc.*		2,608	43,971
Itron, Inc.*		637	39,004
Jabil Circuit, Inc.		3,254	46,890
National Instruments Corp.		977	31,909
Tech Data Corp.*		805	32,442
Trimble Navigation Ltd.*		1,916	67,137
Tyco Electronics Ltd.		7,264	212,254
			1,620,633

Energy Equipment & Services - 0.7% Cameron International Corp.*		3,942	169,348
Core Laboratories NV		732	64,445
Dril-Quip, Inc.*		480	29,813
Exterran Holdings, Inc.*		1,002	22,755
FMC Technologies, Inc.*		1,950	133,167
Helix Energy Solutions Group, Inc.*		1,479	16,476
Key Energy Services, Inc.*		1,899	18,059
Noble Corp.		4,230	142,932
SEACOR Holdings, Inc.*		371	31,594
Superior Energy Services, Inc.*		1,226	32,722
Tidewater, Inc.		822	36,834
Unit Corp.*		751	28,005
			726,150

Food & Staples Retailing - 2.0% BJ’s Wholesale Club, Inc.*		872	36,188
Casey’s General Stores, Inc.		608	25,384
Costco Wholesale Corp.		7,140	460,459
CVS Caremark Corp.		22,117	696,022
Equity Securities - Cont’d Food & Staples Retailing - Cont’d		Shares	Value
Ruddick Corp.		657	$22,785
SUPERVALU, Inc.		3,381	38,983
Sysco Corp.		9,576	273,108
Walgreen Co.		15,901	532,683
Whole Foods Market, Inc.*		2,149	79,749
			2,165,361

Food Products - 1.4% Campbell Soup Co.		3,418	122,193
Corn Products International, Inc.		1,180	44,250
Del Monte Foods Co.		3,178	41,664
Flowers Foods, Inc.		1,510	37,508
General Mills, Inc.		10,003	365,510
Green Mountain Coffee Roasters, Inc.*		1,848	57,639
H.J. Heinz Co.		5,095	241,350
Hershey Co.		2,555	121,592
J.M. Smucker Co.		1,942	117,549
Kellogg Co.		4,186	211,435
McCormick & Co., Inc.		1,763	74,117
Ralcorp Holdings, Inc.*		872	50,995
TreeHouse Foods, Inc.*		565	26,047
			1,511,849

Gas Utilities - 0.4% AGL Resources, Inc.		1,219	46,761
Atmos Energy Corp.		1,483	43,378
Energen Corp.		1,153	52,715
New Jersey Resources Corp.		631	24,748
Nicor, Inc.		716	32,807
Northwest Natural Gas Co.		398	18,885
Oneok, Inc.		1,569	70,668
Piedmont Natural Gas Co., Inc.		1,115	32,335
Questar Corp.		2,881	50,504
South Jersey Industries, Inc.		446	22,064
Southwest Gas Corp.		670	22,505
WGL Holdings, Inc.		811	30,639
			448,009

Health Care Equipment & Supplies - 2.4%
Alere, Inc.*		1,326	41,013
American Medical Systems Holdings, Inc.*		1,105	21,636
Beckman Coulter, Inc.		1,105	53,913
Becton Dickinson & Co.		3,587	265,797
CareFusion Corp.*		2,867	71,216
Cooper Co.’s, Inc.		722	33,371
DENTSPLY International, Inc.		2,376	75,961
Edwards Lifesciences Corp.*		1,851	124,109
Gen-Probe, Inc.*		782	37,896
Haemonetics Corp.*		411	24,056
Hologic, Inc.*		4,120	65,961
Hospira, Inc.*		2,715	154,782
IDEXX Laboratories, Inc.*		948	58,511
Equity Securities - Cont’d Health Care Equipment & Supplies - Cont’d		Shares	Value
Immucor, Inc.*		1,131	$22,428
Intuitive Surgical, Inc.*		640	181,594
Kinetic Concepts, Inc.*		988	36,141
Masimo Corp.		779	21,274
Medtronic, Inc.		17,600	591,008
NuVasive, Inc.*		580	20,381
ResMed, Inc.*		2,412	79,138
Sirona Dental Systems, Inc.*		657	23,678
St. Jude Medical, Inc.*		5,290	208,109
Stryker Corp.		4,944	247,447
Teleflex, Inc.		632	35,885
Thoratec Corp.*		894	33,060
Varian Medical Systems, Inc.*		1,976	119,548
			2,647,913

Health Care Providers & Services - 2.0%
AMERIGROUP Corp.*		794	33,721
AmerisourceBergen Corp.		4,531	138,920
Cardinal Health, Inc.		5,936	196,125
Catalyst Health Solutions, Inc.*		631	22,218
CIGNA Corp.		4,525	161,905
Coventry Health Care, Inc.*		2,361	50,832
DaVita, Inc.*		1,682	116,108
Emergency Medical Services Corp.*		489	26,039
Express Scripts, Inc.*		8,175	398,124
Health Management Associates, Inc.*		3,895	29,836
Health Net, Inc.*		1,653	44,945
Henry Schein, Inc.*		1,504	88,104
HMS Holdings Corp.*		471	27,761
Laboratory Corp. of America Holdings*		1,696	133,017
LifePoint Hospitals, Inc.*		876	30,713
Lincare Holdings, Inc.		1,623	40,721
Magellan Health Services, Inc.*		580	27,399
McKesson Corp.		4,224	260,959
Omnicare, Inc.		1,884	44,990
Owens & Minor, Inc.		993	28,261
Patterson Co.’s, Inc.		1,596	45,725
PSS World Medical, Inc.*		907	19,392
Psychiatric Solutions, Inc.*		873	29,289
Quest Diagnostics, Inc.		2,402	121,229
Universal Health Services, Inc., Class B		1,447	56,230
VCA Antech, Inc.*		1,349	28,450
WellCare Health Plans, Inc.*		675	19,548
			2,220,561

Health Care Technology - 0.1% Cerner Corp.*		1,105	92,809

Hotels, Restaurants & Leisure - 0.5% Brinker International, Inc.		1,665	31,402
Cheesecake Factory, Inc.*		930	24,617
Chipotle Mexican Grill, Inc.*		504	86,688
Panera Bread Co.*		480	42,533
Equity Securities - Cont’d Hotels, Restaurants & Leisure - Cont’d		Shares	Value
Starbucks Corp.		12,082	$309,058
Vail Resorts, Inc.*		588	22,062
Wendy’s/Arby’s Group, Inc.		5,546	25,123
			541,483

Household Durables - 0.5% D.R. Horton, Inc.		4,425	49,206
Garmin Ltd.		1,891	57,392
Harman International Industries, Inc.*		1,105	36,918
Mohawk Industries, Inc.*		880	46,904
Pulte Group, Inc.*		5,325	46,647
Stanley Black & Decker, Inc.		2,692	164,966
Tempur-Pedic International, Inc.*		1,066	33,046
Tupperware Brands Corp.		998	45,668
Whirlpool Corp.		1,233	99,824
			580,571

Household Products - 3.7% Church & Dwight Co., Inc.		1,116	72,473
Clorox Co.		2,277	152,012
Colgate-Palmolive Co.		7,999	614,803
Kimberly-Clark Corp.		6,652	432,713
Procter & Gamble Co.		46,132	2,766,536
			4,038,537

Industrial Conglomerates - 0.9%
3M Co.		10,607	919,733
Carlisle Co.’s, Inc.		972	29,111
			948,844

Insurance - 4.0%
ACE Ltd.		5,480	319,210
Aflac, Inc.		7,575	391,703
Alleghany Corp.*		121	36,667
Allied World Assurance Co. Holdings Ltd.		650	36,783
American Financial Group, Inc.		1,232	37,675
American National Insurance Co.		232	17,625
AON Corp.		3,911	152,959
Arch Capital Group Ltd.*		807	67,627
Arthur J. Gallagher & Co.		1,623	42,798
Aspen Insurance Holdings Ltd.		1,226	37,123
Assured Guaranty Ltd.		2,739	46,864
AXIS Capital Holdings Ltd.		1,950	64,233
Brown & Brown, Inc.		1,834	37,028
Chubb Corp.		5,112	291,333
Cincinnati Financial Corp.		2,421	69,846
CNO Financial Group, Inc.*		3,670	20,332
Endurance Specialty Holdings Ltd.		813	32,357
Erie Indemnity Co.		465	26,068
Everest Re Group Ltd.		861	74,451
Fidelity National Financial, Inc.		3,676	57,750
First American Financial Corp.		1,924	28,745
Genworth Financial, Inc.*		7,910	96,660
Equity Securities - Cont’d Insurance - Cont’d		Shares	Value
Hanover Insurance Group, Inc.		728	$34,216
Hartford Financial Services Group, Inc.		7,310	167,764
HCC Insurance Holdings, Inc.		1,788	46,649
Lincoln National Corp.		5,116	122,375
Markel Corp.*		156	53,756
Montpelier Re Holdings Ltd.		1,240	21,477
PartnerRe Ltd.		1,154	92,528
Platinum Underwriters Holdings Ltd.		793	34,511
Principal Financial Group, Inc.		4,942	128,097
ProAssurance Corp.*		516	29,716
Progressive Corp.		10,145	211,726
Protective Life Corp.		1,338	29,115
Prudential Financial, Inc.		7,492	405,916
RenaissanceRe Holdings Ltd.		891	53,424
StanCorp Financial Group, Inc.		781	29,678
Torchmark Corp.		1,319	70,092
Transatlantic Holdings, Inc.		1,058	53,768
Travelers Co.’s, Inc.		7,638	397,940
Unum Group		5,311	117,639
Validus Holdings Ltd.		1,449	38,196
White Mountains Insurance Group Ltd.		112	34,547
Willis Group Holdings plc		2,771	85,402
WR Berkley Corp.		2,108	57,064
XL Group plc		5,632	121,989
			4,423,422

Internet & Catalog Retail - 1.4% Amazon.com, Inc.*		5,645	886,604
Expedia, Inc.		3,382	95,406
Liberty Media Corp. - Interactive*		9,290	127,366
NetFlix, Inc.*		733	118,863
priceline.com, Inc.*		780	271,705
			1,499,944

Internet Software & Services - 3.0% Akamai Technologies, Inc.*		2,951	148,081
AOL, Inc.*		1,692	41,877
Digital River, Inc.*		628	21,377
eBay, Inc.*		18,232	444,861
Equinix, Inc.*		745	76,251
Google, Inc.*		3,966	2,085,283
GSI Commerce, Inc.*		976	24,107
Monster Worldwide, Inc.*		1,994	25,842
Rackspace Hosting, Inc.*		1,684	43,750
VistaPrint NV*		639	24,697
WebMD Health Corp.*		779	38,849
Yahoo!, Inc.*		20,550	291,194
			3,266,169

Equity Securities - Cont’d IT Services - 5.4%		Shares	Value
Acxiom Corp.*		1,179	$18,699
Alliance Data Systems Corp.*		878	57,298
Amdocs Ltd.*		3,018	86,496
Automatic Data Processing, Inc.		8,152	342,629
Broadridge Financial Solutions, Inc.		1,997	45,671
Cognizant Technology Solutions Corp.*		4,865	313,647
Computer Sciences Corp.		2,528	116,288
Convergys Corp.*		1,857	19,406
CoreLogic, Inc.		1,619	31,020
DST Systems, Inc.		640	28,698
Fidelity National Information Services, Inc.		3,994	108,357
Fiserv, Inc.*		2,439	131,267
Gartner, Inc.*		1,214	35,740
Genpact Ltd.*		1,695	30,052
Global Payments, Inc.		1,327	56,915
Hewitt Associates, Inc.*		1,502	75,746
International Business Machines Corp.		20,499	2,749,736
Iron Mountain, Inc.		2,949	65,881
Lender Processing Services, Inc.		1,511	50,210
MasterCard, Inc.		1,693	379,232
NeuStar, Inc.*		1,189	29,559
Paychex, Inc.		5,247	144,240
Teradata Corp.*		2,750	106,040
Total System Services, Inc.		3,139	47,838
VeriFone Systems, Inc.*		1,388	43,125
Visa, Inc.		8,044	597,347
Western Union Co.		10,728	189,564
Wright Express Corp.*		573	20,462
			5,921,163

Leisure Equipment & Products - 0.2% Eastman Kodak Co.*		4,363	18,325
Mattel, Inc.		5,948	139,540
Polaris Industries, Inc.		506	32,940
			190,805

Life Sciences - Tools & Services - 0.8% Bio-Rad Laboratories, Inc.*		299	27,063
Dionex Corp.*		265	22,907
Illumina, Inc.*		1,994	98,105
Life Technologies Corp.*		3,005	140,303
Mettler-Toledo International, Inc.*		534	66,451
Pharmaceutical Product Development, Inc.		1,755	43,506
Techne Corp.		597	36,853
Thermo Fisher Scientific, Inc.*		6,633	317,588
Waters Corp.*		1,509	106,807
			859,583

Machinery - 2.7% Actuant Corp.		1,081	24,820
AGCO Corp.*		1,458	56,877
Bucyrus International, Inc.		1,193	82,734
CLARCOR, Inc.		825	31,870
Equity Securities - Cont’d Machinery - Cont’d		Shares	Value
Cummins, Inc.		2,934	$265,762
Danaher Corp.		8,204	333,164
Deere & Co.		6,842	477,435
Donaldson Co., Inc.		1,137	53,587
Dover Corp.		3,061	159,815
Eaton Corp.		2,726	224,868
Flowserve Corp.		903	98,806
Gardner Denver, Inc.		825	44,286
Graco, Inc.		972	30,841
Harsco Corp.		1,236	30,381
IDEX Corp.		1,286	45,666
Illinois Tool Works, Inc.		6,970	327,729
Lincoln Electric Holdings, Inc.		705	40,763
Nordson Corp.		487	35,887
PACCAR, Inc.		5,894	283,796
Pall Corp.		1,867	77,742
Pentair, Inc.		1,566	52,665
Snap-on, Inc.		916	42,603
SPX Corp.		781	49,422
Terex Corp.*		1,721	39,445
The Toro Co.		564	31,714
Valmont Industries, Inc.		336	24,326
WABCO Holdings, Inc.*		1,020	42,779
			3,009,783

Marine - 0.1% Alexander & Baldwin, Inc.		679	23,656
Kirby Corp.*		856	34,292
			57,948

Media - 2.8% CBS Corp., Class B		10,285	163,120
DIRECTV*		14,087	586,442
Discovery Communications, Inc.*		2,214	96,420
DISH Network Corp.		3,355	64,282
DreamWorks Animation SKG, Inc.*		1,011	32,261
Gannett Co., Inc.		3,781	46,242
John Wiley & Sons, Inc.		774	31,626
Lamar Advertising Co.*		916	29,147
Liberty Global, Inc.*		1,832	56,444
Liberty Media Corp. - Capital*		1,353	70,437
Liberty Media Corp. - Starz*		794	51,515
McGraw-Hill Co.’s, Inc.		5,091	168,308
Meredith Corp.		540	17,987
Omnicom Group, Inc.		4,897	193,333
Scripps Networks Interactive, Inc.		1,420	67,563
Time Warner Cable, Inc.		5,726	309,147
Time Warner, Inc.		18,271	560,006
Valassis Communications, Inc.*		809	27,417
Viacom, Inc., Class B		9,020	326,434
Virgin Media, Inc.		4,891	112,591
Washington Post Co., Class B		93	37,145
			3,047,867
Equity Securities - Cont’d Metals & Mining - 0.1%		Shares	Value
Compass Minerals International, Inc.		516	$39,536
Reliance Steel & Aluminum Co.		1,205	50,044
			89,580

Multiline Retail - 1.1% Big Lots, Inc.*		1,317	43,790
Dillard’s, Inc.		776	18,345
Dollar Tree, Inc.*		2,110	102,884
Family Dollar Stores, Inc.		2,113	93,310
Kohl’s Corp.*		4,666	245,805
Nordstrom, Inc.		2,772	103,118
Target Corp.		10,895	582,229
			1,189,481

Multi-Utilities - 0.4% Consolidated Edison, Inc.		4,560	219,883
Integrys Energy Group, Inc.		1,219	63,461
MDU Resources Group, Inc.		2,768	55,222
NiSource, Inc.		4,374	76,108
OGE Energy Corp.		1,531	61,041
			475,715

Office Electronics - 0.2%
Xerox Corp.		22,409	231,933
Zebra Technologies Corp.*		947	31,857
			263,790

Oil, Gas & Consumable Fuels - 1.8% Bill Barrett Corp.*		678	24,408
Chesapeake Energy Corp.		10,526	238,414
Cimarex Energy Co.		1,380	91,328
Comstock Resources, Inc.*		733	16,485
Denbury Resources, Inc.*		6,551	104,095
EOG Resources, Inc.		4,094	380,619
EQT Corp.		2,367	85,354
EXCO Resources, Inc.		2,724	40,506
Mariner Energy, Inc.*		1,624	39,350
Overseas Shipholding Group, Inc.		428	14,689
Pioneer Natural Resources Co.		1,499	97,480
Plains Exploration & Production Co.*		2,220	59,207
QEP Resources, Inc.		2,881	86,833
Quicksilver Resources, Inc.*		1,905	24,003
Range Resources Corp.		2,624	100,053
SM Energy Co.		991	37,123
Southern Union Co.		1,913	46,027
Southwestern Energy Co.*		5,697	190,508
Spectra Energy Corp.		10,524	237,316
Whiting Petroleum Corp.*		804	76,790
World Fuel Services Corp.		947	24,631
			2,015,219

Equity Securities - Cont’d Paper & Forest Products - 0.1%		Shares	Value
Domtar Corp.		668	$43,139
MeadWestvaco Corp.		2,811	68,532
			111,671

Personal Products - 0.4% Alberto-Culver Co.		1,396	52,559
Avon Products, Inc.		6,971	223,839
Estee Lauder Co.’s, Inc.		1,997	126,270
NBTY, Inc.*		914	50,252
			452,920

Pharmaceuticals - 3.8% Allergan, Inc.		4,979	331,253
Auxilium Pharmaceuticals, Inc.*		751	18,610
Bristol-Myers Squibb Co.		27,920	756,911
Endo Pharmaceuticals Holdings, Inc.*		1,656	55,045
Forest Laboratories, Inc.*		4,681	144,783
Johnson & Johnson		44,951	2,785,164
Medicis Pharmaceutical Corp.		928	27,515
Perrigo Co.		1,315	84,449
Salix Pharmaceuticals Ltd.*		832	33,047
			4,236,777

Professional Services - 0.3% Dun & Bradstreet Corp.		842	62,426
FTI Consulting, Inc.*		818	28,376
IHS, Inc.*		772	52,496
Manpower, Inc.		1,347	70,313
Robert Half International, Inc.		2,413	62,738
Towers Watson & Co.		675	33,197
Verisk Analytics, Inc.*		1,657	46,413
			355,959

Real Estate Management & Development - 0.2% Brookfield Properties Corp.		4,130	64,098
CB Richard Ellis Group, Inc.*		4,840	88,475
Forest City Enterprises, Inc.*		1,963	25,185
Jones Lang LaSalle, Inc.		653	56,334
The St. Joe Co.*		1,462	36,360
			270,452

Road & Rail - 0.2% Con-way, Inc.		885	27,426
Genesee & Wyoming, Inc.*		623	27,032
Hertz Global Holdings, Inc.*		2,991	31,675
Kansas City Southern*		1,674	62,624
Ryder System, Inc.		822	35,157
			183,914

Semiconductors & Semiconductor Equipment - 4.1% Advanced Micro Devices, Inc.*		8,946	63,606
Altera Corp.		4,942	149,051
Analog Devices, Inc.		4,900	153,762
Applied Materials, Inc.		21,805	254,682
Equity Securities - Cont’d Semiconductors & Semiconductor Equipment - Cont’d		Shares	Value
Atheros Communications, Inc.*		1,095	$28,853
Atmel Corp.*		7,487	59,596
Cypress Semiconductor Corp.*		2,469	31,060
Fairchild Semiconductor International, Inc.*		1,934	18,180
First Solar, Inc.*		892	131,436
Intel Corp.		90,396	1,738,315
Intersil Corp.		1,948	22,772
KLA-Tencor Corp.		2,726	96,037
Lam Research Corp.*		2,015	84,328
Linear Technology Corp.		3,292	101,163
LSI Corp.*		10,284	46,895
Marvell Technology Group Ltd.*		8,737	152,985
MEMC Electronic Materials, Inc.*		3,562	42,459
Microchip Technology, Inc.		2,904	91,331
Micron Technology, Inc.*		16,157	116,492
National Semiconductor Corp.		3,768	48,117
Netlogic Microsystems, Inc.*		929	25,622
Novellus Systems, Inc.*		1,557	41,385
NVIDIA Corp.*		9,366	109,395
ON Semiconductor Corp.*		6,779	48,877
PMC - Sierra, Inc.*		3,513	25,856
Semtech Corp.*		905	18,272
Silicon Laboratories, Inc.*		721	26,425
Skyworks Solutions, Inc.*		2,906	60,096
Teradyne, Inc.*		2,753	30,668
Texas Instruments, Inc.		19,425	527,194
Varian Semiconductor Equipment Associates, Inc.*		1,158	33,327
Xilinx, Inc.		4,206	111,922
			4,490,159

Software - 5.2% Adobe Systems, Inc.*		8,519	222,772
ANSYS, Inc.*		1,487	62,826
Ariba, Inc.*		1,457	27,537
Autodesk, Inc.*		3,774	120,655
Blackboard, Inc.*		554	19,966
BMC Software, Inc.*		2,948	119,335
CA, Inc.		6,687	141,229
Cadence Design Systems, Inc.*		4,173	31,840
Check Point Software Technologies Ltd.*		2,682	99,046
Citrix Systems, Inc.*		3,018	205,948
Compuware Corp.*		3,562	30,384
Concur Technologies, Inc.*		732	36,190
Electronic Arts, Inc.*		5,289	86,898
FactSet Research Systems, Inc.		691	56,061
Informatica Corp.*		1,492	57,308
Intuit, Inc.*		4,704	206,082
Jack Henry & Associates, Inc.		1,330	33,915
MICROS Systems, Inc.*		1,270	53,759
Microsoft Corp.		125,087	3,063,381
Novell, Inc.*		5,588	33,360
Nuance Communications, Inc.*		3,813	59,635
Parametric Technology Corp.*		1,849	36,129
Equity Securities - Cont’d Software - Cont’d		Shares	Value
Progress Software Corp.*		657	$21,747
Red Hat, Inc.*		3,002	123,082
Rovi Corp.*		1,676	84,487
Salesforce.com, Inc.*		1,886	210,855
Solera Holdings, Inc.		1,104	48,753
Symantec Corp.*		12,827	194,586
Synopsys, Inc.*		2,463	61,009
TIBCO Software, Inc.*		2,758	48,927
VMware, Inc.*		1,249	106,090
			5,703,792

Specialty Retail - 3.3% Aaron’s, Inc.		1,044	19,262
Advance Auto Parts, Inc.		1,446	84,851
American Eagle Outfitters, Inc.		3,338	49,936
Bed Bath & Beyond, Inc.*		4,241	184,102
Best Buy Co., Inc.		5,521	225,422
CarMax, Inc.*		3,668	102,190
Chico’s FAS, Inc.		2,799	29,445
GameStop Corp.*		2,601	51,266
Home Depot, Inc.		27,604	874,495
J Crew Group, Inc.*		985	33,116
Limited Brands, Inc.		4,525	121,180
Lowe’s Co.’s, Inc.		23,458	522,879
Office Depot, Inc.*		4,252	19,559
OfficeMax, Inc.*		1,378	18,038
O’Reilly Automotive, Inc.*		2,250	119,700
PetSmart, Inc.		1,970	68,950
RadioShack Corp.		1,995	42,553
Ross Stores, Inc.		1,997	109,076
Signet Jewelers Ltd.*		1,359	43,135
Staples, Inc.		11,861	248,132
The Dress Barn, Inc.*		1,126	26,743
The Gap, Inc.		6,037	112,530
Tiffany & Co.		2,080	97,739
TJX Co.’s, Inc.		6,637	296,209
Tractor Supply Co.		1,154	45,768
Williams-Sonoma, Inc.		1,484	47,043
			3,593,319

Textiles, Apparel & Luxury Goods - 0.6% Deckers Outdoor Corp.*		645	32,224
Fossil, Inc.*		752	40,450
Hanesbrands, Inc.*		1,523	39,385
Jones Apparel Group, Inc.		1,382	27,142
Nike, Inc., Class B		4,828	386,916
Phillips-Van Heusen Corp.		991	59,619
Wolverine World Wide, Inc.		790	22,918
			608,654

Equity Securities - Cont’d Thrifts & Mortgage Finance - 0.4%		Shares	Value
First Niagara Financial Group, Inc.		3,360	$39,144
Hudson City Bancorp, Inc.		8,030	98,448
MGIC Investment Corp.*		3,257	30,062
New York Community Bancorp, Inc.		7,167	116,464
NewAlliance Bancshares, Inc.		1,496	18,879
People’s United Financial, Inc.		5,965	78,082
Washington Federal, Inc.		1,789	27,300
			408,379

Trading Companies & Distributors - 0.3% Fastenal Co.		2,250	119,678
MSC Industrial Direct Co.		714	38,585
W.W. Grainger, Inc.		973	115,894
Watsco, Inc.		443	24,666
WESCO International, Inc.*		656	25,774
			324,597

Water Utilities - 0.0% Aqua America, Inc.		2,159	44,044

Wireless Telecommunication Services - 0.7% American Tower Corp.*		6,524	334,420
Crown Castle International Corp.*		4,066	179,514
MetroPCS Communications, Inc.*		3,986	41,694
NII Holdings, Inc.*		2,727	112,080
SBA Communications Corp.*		1,858	74,877
Syniverse Holdings, Inc.*		1,026	23,259
Telephone & Data Systems, Inc.		764	25,059
			790,903

Total Equity Securities (Cost $102,362,596)			107,287,009

U.S. Government Agencies and Instrumentalities - 2.0%		Principal Amount
Federal Home Loan Bank Discount Notes, 10/1/10		$2,200,000	2,200,000

Total U.S. Government Agencies and Instrumentalities (Cost $2,200,000)			2,200,000

		Principal
U.S. Treasury - 0.6%		Amount	Value
United States Treasury Bills, 1/20/11^		$650,000	$649,619

Total U.S. Treasury (Cost $649,619)			649,619

TOTAL INVESTMENTS (Cost $105,212,215) - 100.0%			110,136,628
Other assets and liabilities, net - 0.0%			(33,644)
Net Assets - 100%			$110,102,984

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 6,865,558 shares outstanding			$67,881,080
Class B: 294,669 shares outstanding			3,194,141
Class C: 612,142 shares outstanding			6,818,147
Class I:	2,727,733 shares outstanding		37,291,384
Undistributed net investment income			659,148
Accumulated net realized gain (loss) on investments			(10,757,407)
Net unrealized appreciation (depreciation) on investments			5,016,491

Net Assets			$110,102,984

Net Asset Value Per Share Class A (based on net assets of $71,952,454)			$10.48
Class B (based on net assets of $2,956,021)			$10.03
Class C (based on net assets of $6,139,290)			$10.03
Class I (based on net assets of $29,055,219)			$10.65

Futures	# of Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
Purchased:
E-Mini NASDAQ 100 Index^	18	12/10	$718,380	$35,465
E-Mini S&P 500 Index^	38	12/10	2,159,730	56,613
Total Purchased				$92,078

^ Futures collateralized by 650,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:

LLC: Limited Liability Corporation

See notes to financial statements.

Statement of Operations
year ended september 30, 2010

Net Investment Income Investment Income:
Dividend income (net of foreign taxes withheld of $433)	$1,602,230
Interest income	811
Total investment income	1,603,041

Expenses:
Investment advisory fee	236,863
Transfer agency fees and expenses	143,290
Distribution Plan expenses:
Class A	172,216
Class B	33,361
Class C	59,285
Directors’ fees and expenses	12,958
Administrative fees	202,961
Accounting fees	16,701
Custodian fees	66,591
Registration fees	52,653
Reports to shareholders	33,865
Professional fees	24,423
Contract services	16,757
Miscellaneous	4,258
Total expenses	1,076,182
Reimbursement from Advisor:
Class A	(210,202)
Class B	(18,392)
Class C	(18,564)
Class I	(92,665)
Fees paid indirectly	(624)
Net expenses	735,735

Net Investment Income	867,306

Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments	(601,460)
Futures	303,239
(298,221)

Change in unrealized appreciation (depreciation) on:
Investments	7,982,324
Futures	54,661
8,036,985

Net Realized and Unrealized Gain (Loss)	7,738,764

Increase (Decrease) in Net Assets Resulting From Operations	$8,606,070

Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
Increase (Decrease) in Net Assets Operations:	2010	2009
Net investment income	$867,306	$1,085,655
Net realized gain (loss) on investments	(298,221)	(3,791,552)
Change in unrealized appreciation (depreciation)	8,036,985	3,336,843

Increase (Decrease) in Net Assets Resulting From Operations	8,606,070	630,946

Distributions to shareholders from:
Net investment income:
Class A shares	(642,883)	(672,772)
Class B shares	(2,892)	(12,747)
Class C shares	(4,248)	(18,924)
Class I shares	(309,011)	(368,607)
Total distributions	(959,034)	(1,073,050)

Capital share transactions:
Shares sold:
Class A shares	13,841,405	35,083,696
Class B shares	203,969	280,055
Class C shares	1,333,231	960,445
Class I shares	11,272,422	3,666,090
Reinvestment of distributions:
Class A shares	578,032	617,022
Class B shares	2,429	10,697
Class C shares	2,968	12,761
Class I shares	296,826	345,485
Redemption fees:
Class A shares	1,151	5,228
Shares redeemed:
Class A shares	(11,274,855)	(18,033,264)
Class B shares	(938,766)	(614,939)
Class C shares	(1,233,542)	(1,030,455)
Class I shares	(6,059,717)	(2,469,774)
Total capital share transactions	8,025,553	18,833,047

Total Increase (Decrease) in Net Assets	15,672,589	18,390,943

Net Assets Beginning of year	94,430,395	76,039,452
End of year (including undistributed net investment
income of $659,148 and $751,441, respectively)	$110,102,984	$94,430,395

Statements of Changes in Net Assets

	Year Ended	Year Ended
Capital Share Activity Shares sold:	September 30, 2010	September 30, 2009
Class A shares	1,355,011	4,428,001
Class B shares	21,046	37,118
Class C shares	134,205	127,237
Class I shares	1,086,900	453,418
Reinvestment of distributions:
Class A shares	56,504	84,178
Class B shares	246	1,511
Class C shares	301	1,805
Class I shares	28,679	46,624
Shares redeemed:
Class A shares	(1,104,854)	(2,208,137)
Class B shares	(95,916)	(80,453)
Class C shares	(125,807)	(139,260)
Class I shares	(600,059)	(291,577)
Total capital share activity	756,256	2,460,465

Notes to Financial Statements

Note A — Significant Accounting Policies

General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade.  Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2010, no securities were fair valued in good faith under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities *	$107,287,009	—	—	$107,287,009
U.S. government obligations	—	$2,849,619	—	2,849,619
TOTAL	$107,287,009	$2,849,619	—	$110,136,628
Other financial instruments**	$92,078	—	—	$92,078

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts.  The Fund is subject to market risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date.  Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract.  While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract.  The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those -estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B — Related Party Transactions

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund’s average daily net assets. Under the terms of the agreement, $19,938 was payable at year end. In addition, $3,405 was receivable from the Advisor at year end for reimbursement of operating expenses paid during September 2010.

The Advisor has contractually agreed to limit net annual fund operating expenses for Class A, Class B and Class C through January 31, 2011 and for Class I through January 31, 2016. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .21% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $17,010 was payable at year end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly of .25%, 1.00%, and 1.00% of the Fund’s average daily net assets of Class A, Class B, and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $21,811 was payable at year end.

The Distributor received $13,696 as its portion of commissions charged on sales of the Fund’s Class A shares for the year ended September 30, 2010.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $26,418 for the year ended September 30, 2010. Under the terms of the agreement, $2,184 was payable at year end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $44,000 plus a meeting fee of $2,000 for each Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Director’s fees are allocated to each of the funds served.

Note C — Investment Activity

During the year, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $17,701,795 and $10,445,727, respectively.

Capital Loss Carryforwards
Expiration Date
30-Sep-11	$1,123,572
30-Sep-12	900,355
30-Sep-14	534,245
30-Sep-17	864,557
30-Sep-18	2,870,112

Capital losses may be utilized to offset future capital gains until expiration.

The Fund intends to elect to defer net capital losses of $526,176 incurred from November 1, 2009 through September 30, 2010 and treat them as arising in the fiscal year ending September 30, 2011.

The tax character of dividends and distributions paid during the years ended September 30, 2010 and September 30, 2009 were as follows:

Distributions paid from:	2010	2009
Ordinary income	$959,034	$1,073,050
Total	$959,034	$1,073,050

As of September 30, 2010, the tax basis components of distributable earnings/(accumulated losses) and the federal tax cost were as follows:

Unrealized appreciation	$13,882,884
Unrealized (depreciation)	(12,804,782)
Net unrealized appreciation/(depreciation)	$1,078,102
Undistributed ordinary income	$659,148
Capital loss carryforward	($6,292,841)
Federal income tax cost of investments	$109,058,526

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to temporary book-tax differences that will reverse in a subsequent period. These differences are mainly due to wash sales, the deferral of post October losses, and Section 1256 contracts.

Reclassifications, as shown in the table below, have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax law and regulations.  These reclassifications are due to permanent book-tax differences and have no impact on net assets.  The primary permanent differences causing such reclassifications for the Fund are due to partnerships.

Undistributed net investment income Accumulated net realized gain (loss)	($565) 565

 Note D — Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September 30, 2010. For the year ended September 30, 2010, borrowings by the Fund under the Agreement were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$23,282	1.45%	$2,945,749	February 2010

Note E – Subsequent Events

In preparing the financial statements as of September 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Notice to Shareholders (Unaudited)

For the year ended September 30, 2010, in order to meet certain requirements of the Internal Revenue Code, the Fund designates 100% of the ordinary dividends paid during the year as qualified dividend income in accordance with Section 854 of the Internal Revenue Code.  In addition, the Fund designates 100% of ordinary income dividends paid during the year as eligible for the corporate dividends received deduction in accordance with Section 854 of the Internal Revenue Code.

Additional information will be provided to shareholders in January 2011 for use in preparing 2010 income tax returns.

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class A Shares	2010	2009 (z)	2008
Net asset value, beginning	$9.70	$10.44	$13.67
Income from investment operations:
Net investment income	.08	.11	.14
Net realized and unrealized gain (loss)	.80	(.75)	(3.23)
Total from investment operations	.88	(.64)	(3.09)
Distributions from:
Net investment income	(.10)	(.10)	(.14)
Total distributions	(.10)	(.10)	(.14)
Total increase (decrease) in net asset value	0.78	(.74)	(3.23)
Net asset value, ending	$10.48	$9.70	$10.44

Total return*	9.06%	(5.80%)	(22.81%)
Ratios to average net assets:A
Net investment income	.77%	1.34%	1.14%
Total expenses	1.06%	1.16%	1.10%
Expenses before offsets	.75%	.75%	.76%
Net expenses	.75%	.75%	.75%
Portfolio turnover	10%	16%	14%
Net assets, ending (in thousands)	$71,952	$63,609	$44,439

	Years Ended
	September 30,	September 30,
Class A Shares	2007 (z)	2006 (z)
Net asset value, beginning	$12.23	$11.29
Income from investment operations:
Net investment income	..15	.11
Net realized and unrealized gain (loss)	1.41	.92
Total from investment operations	1.56	1.03
Distributions from:
Net investment income	(.12)	(.09)
Total distributions	(.12)	(.09)
Total increase (decrease) in net asset value	1.44	.94
Net asset value, ending	$13.67	$12.23

Total return*	12.80%	9.14%
Ratios to average net assets:A
Net investment income	1.12%	.96%
Total expenses	1.09%	1.22%
Expenses before offsets	.77%	.78%
Net expenses	.75%	.75%
Portfolio turnover	9%	12%
Net assets, ending (in thousands)	$59,291	$48,265

See notes to financial highlights.

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class B Shares	2010	2009 (z)	2008
Net asset value, beginning	$9.30	$10.01	$13.11
Income from investment operations:
Net investment income (loss)	(.06)	.03	.01
Net realized and unrealized gain (loss)	.80	(.71)	(3.10)
Total from investment operations	.74	(.68)	(3.09)
Distributions from:
Net investment income	(.01)	(.03)	(.01)
Total distributions	(.01)	(.03)	(.01)
Total increase (decrease) in net asset value	0.73	(.71)	(3.10)
Net asset value, ending	$10.03	$9.30	$10.01

Total return*	7.94%	(6.67%)	(23.57%)
Ratios to average net assets:A
Net investment income (loss)	(.23%)	.37%	.14%
Total expenses	2.30%	2.46%	2.11%
Expenses before offsets	1.75%	1.75%	1.76%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	10%	16%	14%
Net assets, ending (in thousands)	$2,956	$3,433	$4,117

	Years Ended
	September 30,	September 30,
Class B Shares	2007 (z)	2006 (z)
Net asset value, beginning	$11.74	$10.87
Income from investment operations:
Net investment income	.01	**
Net realized and unrealized gain (loss)	1.36	.87
Total from investment operations	1.37	.87
Distributions from:
Net investment income	**	—
Total distributions	**	—
Total increase (decrease) in net asset value	1.37	.87
Net asset value, ending	$13.11	$11.74

Total return*	11.68%	8.00%
Ratios to average net assets:A
Net investment income (loss)	.12%	(.04%)
Total expenses	2.08%	2.26%
Expenses before offsets	1.77%	1.78%
Net expenses	1.75%	1.75%
Portfolio turnover	9%	12%
Net assets, ending (in thousands)	$6,036	$4,949

See notes to financial highlights.

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30
Class C Shares	2010	2009 (z)	2008
Net asset value, beginning	$9.29	$10.01	$13.10
Income from investment operations:
Net investment income (loss)	(.02)	.03	.01
Net realized and unrealized gain (loss)	.77	(.72)	(3.09)
Total from investment operations	.75	(.69)	(3.08)
Distributions from:
Net investment income	(.01)	(.03)	(.01)
Total distributions	(.01)	(.03)	(.01)
Total increase (decrease) in net asset value	0.74	(.72)	(3.09)
Net asset value, ending	$10.03	$9.29	$10.01

Total return*	8.04%	(6.80%)	(23.51%)
Ratios to average net assets:A
Net investment income (loss)	(.23%)	.36%	.14%
Total expenses	2.06%	2.23%	1.97%
Expenses before offsets	1.75%	1.75%	1.76%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	10%	16%	14%
Net assets, ending (in thousands)	$6,139	$5,607	$6,141

	Years Ended
	September 30,	September 30,
Class C Shares	2007 (z)	2006 (z)
Net asset value, beginning	$11.73	$10.86
Income from investment operations:
Net investment income	.01	**
Net realized and unrealized gain (loss)	1.36	.87
Total from investment operations	1.37	.87
Distributions from:
Net investment income	**	—
Total distributions	**	—
Total increase (decrease) in net asset value	1.37	.87
Net asset value, ending	$13.10	$11.73

Total return*	11.69%	8.01%
Ratios to average net assets:A
Net investment income (loss)	.12%	(.04%)
Total expenses	1.96%	2.13%
Expenses before offsets	1.77%	1.78%
Net expenses	1.75%	1.75%
Portfolio turnover	9%	12%
Net assets, ending (in thousands)	$8,998	$6,751

See notes to financial highlights.

Financial Highlights

		Years Ended
	September 30,	September 30,	September 30,
Class I Shares	2010	2009 (z)	2008
Net asset value, beginning	$9.85	$10.65	$13.92
Income from investment operations:
Net investment income	.13	.15	.18
Net realized and unrealized gain (loss)	.81	(.77)	(3.25)
Total from investment operations	.94	(.62)	(3.07)
Distributions from:
Net investment income	(.14)	(.18)	(.20)
Total distributions	(.14)	(.18)	(.20)
Total increase (decrease) in net asset value	0.80	(.80)	(3.27)
Net asset value, ending	$10.65	$9.85	$10.65

Total return*	9.62%	(5.26%)	(22.34%)
Ratios to average net assets:A
Net investment income	1.32%	1.88%	1.68%
Total expenses	.55%	.63%	.57%
Expenses before offsets	.21%	.21%	.22%
Net expenses	.21%	.21%	.21%
Portfolio turnover	10%	16%	14%
Net assets, ending (in thousands)	$29,055	$21,781	$21,342

	Years Ended
	September 30,	September 30,
Class I Shares	2007 (z)	2006 (z)
Net asset value, beginning	$12.38	$11.38
Income from investment operations:
Net investment income	.22	.17
Net realized and unrealized gain (loss)	1.44	.92
Total from investment operations	1.66	1.09
Distributions from:
Net investment income	(.12)	(.09)
Total distributions	(.12)	(.09)
Total increase (decrease) in net asset value	1.54	1.00
Net asset value, ending	$13.92	$12.38

Total return*	13.44%	9.61%
Ratios to average net assets:A
Net investment income	1.65%	1.46%
Total expenses	.57%	.80%
Expenses before offsets	.23%	.26%
Net expenses	.21%	.24%
Portfolio turnover	9%	12%
Net assets, ending (in thousands)	$23,120	$12,462

See notes to financial highlights.

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(z)  Per share figures are calculated using the Average Shares Method.

*    Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

**  Less than $0.01 per share.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date -values.

Statement of Operations

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund.  Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund’s expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods.  Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information.  The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745,  by visiting the Calvert website at www.calvert.com;  or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Director and Officer Information Table

				# of Calvert Portfolios Overseen	Other Directorships
Name & Age	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
INDEPENDENT TRUSTEES/DIRECTORS
REBECCA L. ADAMSON AGE: 61	Trustee Director Director Director	1989 CSIF 2000 IMPACT 2000 CSIS 2005 CWVF	President of the national nonprofit, First People’s Worldwide, formerly First Nations Financial Project. Founded by her in 1980, First People’s Worldwide is the only American Indian alternative development institute in the country.	17	• Bay & Paul Foundation
RICHARD L. BAIRD, JR. AGE: 62	Trustee & Chair Director & Chair Director & Chair Director & Chair	1982 CSIF 2000 CSIS 2005 CWVF 2005 Impact	President and CEO of Adagio Health Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	29	None
JOHN G. GUFFEY, JR. AGE: 62	Director Trustee Director Director	1992 CWVF 1982 CSIF 2000 CSIS 2005 IMPACT	Treasurer and Director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003) and President of Aurora Press Inc., a privately held publisher of trade paperbacks.	29	• Ariel Funds (3) • Calvert Social Investment Foundation • Calvert Ventures, LLC
MILES DOUGLAS HARPER, III AGE: 47	Director Trustee Director Director	2000 Impact 2005 CSIF 2005 CSIS 2005 CWVF	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	17	• Bridgeway Funds (14)

JOY V. JONES AGE:60	Director Trustee Director Director	2000 Impact 1990 CSIF 2000 CSIS 2005 CWVF	Attorney.	17	• Director, Conduit Street Restaurants Limited
TERRENCE J. MOLLNER, Ed.D. AGE: 65	Director Trustee Director Director	1992 CWVF 1982 CSIF 2000 CSIS 2005 IMPACT	Founder, Chairperson, and President of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership and the development of socially and spiritually responsible investment vehicles. Chairperson, Stakeholders Capital, Inc., an asset management firm and financial services provider in Amherst, MA.	17	• Calvert Social Investment Foundation • Ben & Jerry's Homemade, Inc. • ArtNOW, Inc. • Yourolivebranch.org
SYDNEY AMARA MORRIS AGE: 61	Trustee Director Director Director	1982 CSIF 2000 CSIS 2005 CWVF 2005 IMPACT	Rev. Morris currently serves as Parish Minister to the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. Rev. Morris is a graduate of Harvard Divinity School. She currently chairs the Umbrian Universalist Committee on Socially Responsible Investing.	17	None

INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK AGE: 58	Director & President Trustee & Senior Vice President Director & Senior Vice President Director & President	1997 CWVF 1997 CSIF 2000 CSIS 2000 Impact	President, Chief Executive Officer and Chair of Calvert Group, Ltd.	51	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair)
D. WAYNE SILBY, Esq. AGE: 62	Director Trustee & President Director & President Director	1992 CWVF 1982 CSIF 2000 CSIS 2000 Impact	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm (inactive as of 2003).	29	• UNIFI Mutual Holding Company • Calvert Social Investment Foundation • Giving Assets, Inc. • Studio School Fund • Syntao.com China • The Ice Organization
OFFICERS
KAREN BECKER AGE: 57	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds. In March 2009, Ms. Becker also became Head of the Securities Operations Department for Calvert Asset Management Company, Inc.
SUSAN WALKER BENDER, Esq. AGE: 51	Assistant Vice-President & Assistant Secretary	1988 CSIF 2000 CSIS 1992 CWVF 2000 Impact	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
JENNIFER BERG AGE: 36	Assistant Fund Controller	2009	Fund Administration Manager for Calvert Group, Ltd.
THOMAS DAILEY AGE: 46	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.

IVY WAFFORD DUKE, Esq. AGE: 42	Assistant Vice-President & Assistant Secretary	1996 CSIF 2000 CSIS 1996 CWVF 2000 Impact	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Group, Ltd., and Chief Compliance Officer for Calvert Asset Management Company, Inc. and Calvert Distributors, Inc.
PATRICK FAUL AGE: 45	Vice President	2010

Vice President of Calvert Asset Management Company, Inc. (“CAMCO”) since 2008, and Head of Credit Research for CAMCO since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for CAMCO.

TRACI L. GOLDT AGE: 36	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd.
GREGORY B. HABEEB AGE: 60	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 45	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd.
LANCELOT A. KING, Esq. AGE: 40	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Group, Ltd.
EDITH LILLIE AGE: 53	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Group, Ltd.
AUGUSTO DIVO MACEDO, Esq. AGE: 47	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary, and Assistant Counsel Compliance of Calvert Group, Ltd.
JANE B. MAXWELL Esq. AGE: 58	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd.

ANDREW K. NIEBLER, Esq. AGE: 43	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Group, Ltd.
CATHERINE P. ROY AGE: 54	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc. and Chief Investment Officer – Fixed Income.
WILLIAM M. TARTIKOFF, Esq. AGE: 63	Vice President and Secretary	1990 CSIF 2000 CSIS 1992 CWVF 2000 Impact	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
NATALIE TRUNOW AGE: 42	Vice resident	2008

Senior Vice President of Calvert Asset Management Company, Inc., and Chief Investment Officer -Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

RONALD M. WOLFSHEIMER CPA AGE: 58	Treasurer	1982 CSIF 2000 CSIS 1992 CWVF 2000 Impact	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd.

MICHAEL V. YUHAS JR., CPA AGE: 49	Fund Controller	1999 CSIF 2000 CSIS 1999 CWVF 2000 Impact	Vice President of Calvert Administrative Services Company.

The address of Trustees/Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby’s address is 1715 18th Street, N.W., Washington, DC  20009. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund’s advisor and certain affiliates.  Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund’s advisor.

Additional information about the Fund’s Trustees/Directors can be found in the Statement of Additional Information (SAI). You can get a free copy of the SAI at www.calvert.com, or by contacting your broker, or the Fund at 1-800-368-2745.

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o BFDS,

330 West 9th Street

Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Calvert

social Index Fund

Calvert’s

Family of Funds

Tax-Exempt Money
Market Funds

CTFR Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Municipal Funds

Calvert Tax-Free Bond Fund

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Long-Term Income Fund

Ultra-Short Income Fund

Government Fund

Short-Term Government Fund

High Yield Bond Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Calvert Large Cap Value Fund

Calvert Social Index Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Small Cap Value Fund

Mid Cap Value Fund

Global Alternative Energy Fund

Global Water Fund

International Opportunities Fund

Balanced and Asset

Allocation Funds

CSIF Balanced Portfolio

Calvert Conservative Allocation Fund

Calvert Moderate Allocation Fund

Calvert Aggressive Allocation Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer (also referred to as “principal accounting officer”).

(b) No information need be disclosed under this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors has determined that Miles D. Harper, III, an "independent" Director serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Services fees paid to auditing firm:

	Fiscal Year ended 9/30/10		Fiscal Year ended 9/30/09
	$	%*	$	% *

(a) Audit Fees	$15,785		$14,520
(b) Audit-Related Fees	$0	0%	$0	0%
(c) Tax Fees (tax return preparation and filing for the registrant)	$2,998	0%	$2,843	0%
(d) All Other Fees	$0	0%	$0	0%

Total	$18,783	0%	$17,363	0%

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(e)  Audit Committee pre-approval policies and procedures:

The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.  In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors.  The Committee may delegate its authority to pre-approve certain matters to one or more of its members.  In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance.  In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment advisor in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/10		Fiscal Year ended 9/30/09
$	%*	$	%*
$11,000	0%*	$26,000	0%*

* Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve)

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Reg. S-X is compatible with maintaining the principal accountant’s independence and found that the provision of such services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12  Exhibits.

(a)(1)   A copy of the Registrant’s Code of Ethics.

            Attached hereto.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            Senior Vice President -- Principal Executive Officer

Date: December 1, 2010

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            Senior Vice President -- Principal Executive Officer

Date: December 1, 2010

/s/ D. Wayne Silby

            D. Wayne Silby

            President -- Principal Executive Officer

Date: December 1, 2010

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: December 1, 2010